Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Fair value hedges | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	0	33,543
Carrying value of assets	₩ 0	₩ 433
Carrying value of liabilities	248	0
Changes if fair value in the period	₩ (1,813)	₩ (1,502)
Fair value hedges | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	9,371,632	9,377,731
Carrying value of assets	₩ 154,586	₩ 35,093
Carrying value of liabilities	210,079	467,381
Changes if fair value in the period	₩ 0	₩ 55,244
Fair value hedges | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	261,486
Carrying value of assets	₩ 776
Carrying value of liabilities	1,358
Changes if fair value in the period	₩ (582)
Reserve of cash flow hedges [Member] | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	4,532,114	4,110,285
Carrying value of assets	₩ 74,240	₩ 21,543
Carrying value of liabilities	48,148	79,492
Changes if fair value in the period	₩ (29,829)	₩ (54)
Reserve of cash flow hedges [Member] | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	720,000	770,000
Carrying value of assets	₩ 0	₩ 38
Carrying value of liabilities	22,412	15,853
Changes if fair value in the period	₩ (11,126)	₩ (23,186)
Reserve of cash flow hedges [Member] | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	1,376,472	1,298,686
Carrying value of assets	₩ 11,854	₩ 3,191
Carrying value of liabilities	19,763	24,925
Changes if fair value in the period	₩ (4,426)	₩ (33,460)
Hedges of net investment in foreign operations | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	231,560	223,620
Carrying value of assets	₩ 1,750	₩ 5,994
Carrying value of liabilities	0	5,572
Changes if fair value in the period	₩ (4,036)	₩ (3,261)
Hedges of net investment in foreign operations | Borrowings
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	1,182,835	1,192,645
Carrying value of assets	₩ 0	₩ 0
Carrying value of liabilities	1,177,897	1,186,792
Changes if fair value in the period	₩ (47,755)	₩ (36,383)